EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss for the purpose of basic earnings per share
Net loss attributable to the shareholders of the Group		$ (20,640)	$ (60,812)	$ (43,709)
Effect of dilutive potential on ordinary share		0	0	0
Earnings for the purposes of diluted earnings per share		$ (20,640)	$ (60,812)	$ (43,709)
Number of shares
Weighted average number of ordinary shares for the purpose of basic earnings per share	[1]	19,063,833	19,063,833	19,063,833
Basic and diluted loss per share		$ (1.08)	$ (3.19)	$ (2.29)

[1]	Basic and diluted loss per share for the year ended 31 December 2017 and 2016 were calculated assuming the number of shares issued as at 18 June 2018 (the date of the Spin-Off) to provide comparative figures to the 2018 results.